DELINQUENT PARTICIPANT CONTRIBUTIONS AND LOAN REPAYMENTS (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant contributions transferred late to Plan	$ 17,611